Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 18, 2019	Dec. 13, 2019
Fair Value Measurements (Details) [Line Items]
Warrant price (in Dollars per share)		$ 1.00
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers out of Level 3	$ 6,233,772
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding (in Shares)		8,050,000
Warrant price (in Dollars per share)				$ 0.77	$ 0.77
Warrant for value			$ 5,600,000	$ 400,000	$ 5,400,000
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding (in Shares)		2,811,250
Warrant price (in Dollars per share)				$ 0.91	$ 0.91
Warrant for value			$ 3,400,000	$ 300,000	$ 2,300,000